                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                 PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated May 1, 2009 (as supplemented) for the following variable annuity contracts issued by Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY (together with Brighthouse Life Insurance Company, "we" or "us"): Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 547-3793 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) or Brighthouse Life Insurance Company of NY (formerly First MetLife Investors Insurance Company) (depending on the company that issued your contract) will be sent to you without charge.


1. NAME CHANGES


Effective March 6, 2017, the following name changes occurred.

                      FORMER NAME                                            NEW NAME
------------------------------------------------------   ------------------------------------------------
METLIFE INSURANCE COMPANY USA (METLIFE USA)              BRIGHTHOUSE LIFE INSURANCE COMPANY (BLIC)
MetLife Investors USA Separate Account A                 Brighthouse Separate Account A
FIRST METLIFE INVESTORS INSURANCE COMPANY (FIRST         BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY (BLNY)
METLIFE INVESTORS)
First MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account B
MetLife Advisers, LLC or MetLife Advisers                Brighthouse Investment Advisers, LLC

Your prospectus is updated accordingly, as applicable.


2. DISTRIBUTOR


Effective March 6, 2017, Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY entered into a new Principal Underwriting and Distribution Agreement with Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277. Accordingly, all references in your prospectus to MetLife Investors Distribution Company ("MLIDC") or Distributor refer to Brighthouse Securities, LLC.


3. PURCHASE


In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) and the sentence below it with the following:

                                                                SUPP-USAPRISM517
                                                                 SUPP-NYPRISM517

         o 100% of your purchase payments or account value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/or, where otherwise available, the Fixed Account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).


         For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the Brighthouse Asset Allocation 80 Portfolio is also available under option (A).


In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:


      Platform 1
      ----------
      Fixed Account (where otherwise available)
      BlackRock Ultra-Short Term Bond Portfolio
      Brighthouse/Franklin Low Duration Total Return Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      Pyramis(R) Government Income Portfolio


      Platform 2
      ----------
      AB Global Dynamic Allocation Portfolio
      Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
      AQR Global Risk Balanced Portfolio
      BlackRock Capital Appreciation Portfolio
      BlackRock Global Tactical Strategies Portfolio
      BlackRock High Yield Portfolio
      Brighthouse Asset Allocation 60 Portfolio
      Brighthouse Asset Allocation 80 Portfolio
      Brighthouse Balanced Plus Portfolio
      Brighthouse/Wellington Core Equity Opportunities Portfolio
      ClearBridge Variable Aggressive Growth Portfolio
      ClearBridge Variable Dividend Strategy Portfolio
      Invesco Balanced-Risk Allocation Portfolio
      Invesco Comstock Portfolio
      Jennison Growth Portfolio
      JPMorgan Global Active Allocation Portfolio
      MetLife Multi-Index Targeted Risk Portfolio
      MFS(R) Research International Portfolio
      MFS(R) Total Return Portfolio

      MFS(R) Value Portfolio
      Oppenheimer Global Equity Portfolio
      PanAgora Global Diversified Risk Portfolio
      Pyramis(R) Managed Risk Portfolio
      Schroders Global Multi-Asset Portfolio
      Western Asset Management Strategic Bond Opportunities Portfolio


      Platform 3
      ----------
      Invesco Mid Cap Value Portfolio
      Morgan Stanley Mid Cap Growth Portfolio
      Pioneer Mid Cap Value VCT Portfolio


      Platform 4
      ----------
      Brighthouse/Aberdeen Emerging Markets Equity Portfolio
      JPMorgan Small Cap Value Portfolio
      Loomis Sayles Small Cap Core Portfolio
      Neuberger Berman Genesis Portfolio
      Pioneer Real Estate Shares VCT Portfolio


4. INVESTMENT OPTIONS


Replace the list of investment portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of investment portfolios attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of investment portfolios that employ a managed volatility strategy with the following:


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Brighthouse Balanced Plus Portfolio


      (f) Invesco Balanced-Risk Allocation Portfolio


      (g) JPMorgan Global Active Allocation Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


In the "INVESTMENT OPTIONS" section, replace the third paragraph under "Transfers - Restrictions on Frequent Transfers" with the following:

      Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


In the "INVESTMENT OPTIONS" section, replace the "Transfers - Restrictions on Large Transfers" section with the following:


      Large transfers may increase brokerage and administrative costs of the investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


5. EXPENSES


In the "EXPENSES" section, the following sentence under "Withdrawal Charge - Reduction or Elimination of the Withdrawal Charge - Nursing Home or Hospital Confinement Rider" and "Withdrawal Charge - Reduction or Elimination of the Withdrawal Charge - Terminal Illness Rider" is deleted:


      We will not accept additional payments once this waiver is used.


6. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the first paragraph under "Annuity Date" with the following:


      Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date.

7. OTHER INFORMATION


With respect to Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC variable annuity contracts issued by Brighthouse Life Insurance Company:


In the "OTHER INFORMATION" section, replace the "MetLife USA" subsection with the following:


      BLIC


      Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


      Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


      PLANNED SEPARATION FROM METLIFE, INC.


      In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the Securities and Exchange Commission (SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


      To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

      Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.


      No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


With respect to Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC variable annuity contracts issued by Brighthouse Life Insurance Company of NY:


In the "OTHER INFORMATION" section, replace the "First MetLife Investors" subsection with the following:


      BLNY


      Brighthouse Life Insurance Company of NY (BLNY) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, BLNY was known as First MetLife Investors Insurance Company. BLNY is licensed to do business only in the State of New York. BLNY is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLNY's executive offices are located at 285 Madison Avenue, New York, NY 10017.


      PLANNED SEPARATION FROM METLIFE, INC.


      In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the Securities and Exchange Commission (SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


      To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLNY, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


      Following the Distribution, if it occurs, BLNY will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.


      No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLNY will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLNY's financial strength and claims-paying ability.


In the "OTHER INFORMATION" section under "Requests and Elections," www.metlife.com is replaced with www.brighthousefinancial.com.


8. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


9. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                      Telephone: (800) 547-3793

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.38%     1.34%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-       0.68%         0.25%        0.27%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio            0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies          0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                0.60%         0.25%        0.07%

 Brighthouse Balanced Plus Portfolio           0.24%         0.25%        0.01%

 Brighthouse/Aberdeen Emerging Markets         0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total       0.49%         0.25%        0.05%
  Return Portfolio

 Invesco Balanced-Risk Allocation              0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio               0.65%         0.25%        0.03%

 JPMorgan Global Active Allocation             0.72%         0.25%        0.05%
  Portfolio

 JPMorgan Small Cap Value Portfolio            0.78%         0.25%        0.05%

 MetLife Multi-Index Targeted Risk             0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio       0.70%         0.25%        0.04%

 Morgan Stanley Mid Cap Growth                 0.65%         0.25%        0.05%
  Portfolio

 Oppenheimer Global Equity Portfolio           0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk              0.65%         0.25%        0.40%
  Portfolio

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%         0.25%        0.05%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio             0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%        0.07%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation Portfolio      0.70%         0.15%        0.02%

 BlackRock Ultra-Short Term Bond               0.35%          --          0.03%
  Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-      0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio           0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies         0.09%       1.01%         0.03%         0.98%
  Portfolio

 BlackRock High Yield Portfolio               0.08%       1.00%           --          1.00%

 Brighthouse Balanced Plus Portfolio          0.42%       0.92%         0.01%         0.91%

 Brighthouse/Aberdeen Emerging Markets          --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total        --        0.79%         0.02%         0.77%
  Return Portfolio

 Invesco Balanced-Risk Allocation             0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio              0.05%       0.98%         0.02%         0.96%

 JPMorgan Global Active Allocation              --        1.02%         0.04%         0.98%
  Portfolio

 JPMorgan Small Cap Value Portfolio             --        1.08%         0.10%         0.98%

 MetLife Multi-Index Targeted Risk            0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio        --        0.99%         0.06%         0.93%

 Morgan Stanley Mid Cap Growth                  --        0.95%         0.01%         0.94%
  Portfolio

 Oppenheimer Global Equity Portfolio            --        0.96%         0.10%         0.86%

 PanAgora Global Diversified Risk             0.04%       1.34%           --          1.34%
  Portfolio

 PIMCO Inflation Protected Bond                 --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.78%         0.03%         0.75%

 Pyramis(R) Government Income Portfolio         --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio            0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio       0.01%       0.97%           --          0.97%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation Portfolio       --        0.87%         0.09%         0.78%

 BlackRock Ultra-Short Term Bond                --        0.38%         0.02%         0.36%
  Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Core Portfolio         0.90%         0.25%        0.06%

 MFS(R) Total Return Portfolio                  0.56%         0.25%        0.05%

 MFS(R) Value Portfolio                         0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 Western Asset Management Strategic             0.57%         0.15%        0.03%
  Bond Opportunities Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         0.75%         0.25%        0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy         0.75%         0.25%        0.07%
  Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            0.65%         0.25%        0.06%

 Pioneer Real Estate Shares VCT Portfolio       0.80%         0.25%        0.26%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Core Portfolio        0.04%       1.25%         0.08%         1.17%

 MFS(R) Total Return Portfolio                   --        0.86%           --          0.86%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 Western Asset Management Strategic            0.01%       0.76%         0.05%         0.71%
  Bond Opportunities Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth          --        1.05%           --          1.05%
  Portfolio

 ClearBridge Variable Dividend Strategy          --        1.07%           --          1.07%
  Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio             --        0.96%           --          0.96%

 Pioneer Real Estate Shares VCT Portfolio        --        1.31%           --          1.31%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


BRIGHTHOUSE FUNDS TRUST I  -- CLASS B

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Brighthouse Balanced Plus Portfolio (formerly MetLife Balanced Plus Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly Met/Aberdeen Emerging Markets Equity Portfolio)

  Brighthouse/Franklin Low Duration Total Return Portfolio (formerly
    Met/Franklin Low Duration Total Return Portfolio)

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Capital Appreciation Portfolio -- Class E

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse Asset Allocation 60 Portfolio -- Class B (formerly MetLife Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio -- Class B (formerly MetLife Asset Allocation 80 Portfolio)

  Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B
    (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Core Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class E

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio

     ClearBridge Variable Dividend Strategy Portfolio



PIONEER VARIABLE CONTRACTS TRUST -- CLASS II

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)
  -- CLASS B

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (formerly MetLife Balanced Plus Portfolio)   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (formerly Met/Aberdeen
 Emerging Markets Equity Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (formerly Met/Franklin      seeking preservation of shareholders' capital.
 Low Duration Total Return Portfolio)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio              Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio                                    income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio                                    and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)
  -- CLASS B

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio                         Subadviser: Allianz Global Investors
                                              U.S. LLC
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (formerly MetLife Balanced Plus Portfolio)   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (formerly Met/Aberdeen      Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)           Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (formerly Met/Franklin      Subadviser: Franklin Advisers, Inc.
 Low Duration Total Return Portfolio)
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio              Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: Morgan Stanley Investment
                                              Management Inc.
 Oppenheimer Global Equity Portfolio          Brighthouse Investment Advisers, LLC
                                              Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: PanAgora Asset Management,
                                              Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 Pyramis(R) Government Income Portfolio     Seeks a high level of current income,
                                            consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio          Seeks total return.
 Schroders Global Multi-Asset Portfolio     Seeks capital appreciation and current
                                            income.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class E
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class A                       consistent with preservation of capital.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B (formerly MetLife     current income and growth of capital, with a
 Asset Allocation 60 Portfolio)             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity       appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core               Seeks long-term capital growth from
 Portfolio -- Class B                       investments in common stocks or other
                                            equity securities.
 MFS(R) Total Return Portfolio -- Class B   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class E         with preservation of capital.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST -- CLASS II

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio                                  income and long-term capital appreciation.
 PIONEER VARIABLE CONTRACTS
 TRUST -- CLASS II

 Pioneer Mid Cap Value VCT Portfolio        Seeks capital appreciation by investing in a
                                            diversified portfolio of securities consisting
                                            primarily of common stocks.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 PIMCO Inflation Protected Bond Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio               Brighthouse Investment Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 Pyramis(R) Government Income Portfolio     Brighthouse Investment Advisers, LLC
                                            Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio          Brighthouse Investment Advisers, LLC
                                            Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio     Brighthouse Investment Advisers, LLC
                                            Subadvisers: Schroder Investment
                                            Management North America Inc.; Schroder
                                            Investment Management North America
                                            Limited
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Capital Appreciation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 60 Portfolio)
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity       Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Total Return Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class E         Subadviser: Western Asset Management
                                            Company
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST -- CLASS II

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 PIONEER VARIABLE CONTRACTS
 TRUST -- CLASS II

 Pioneer Mid Cap Value VCT Portfolio        Pioneer Investment Management, Inc.

            INVESTMENT PORTFOLIO                        INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -------------------------------------------- -----------------------------------------
 Pioneer Real Estate Shares VCT Portfolio   Seeks long-term growth of capital. Current   Pioneer Investment Management, Inc.
                                            income is a secondary objective.             Subadviser: AEW Capital Management, L.P.